Related Party Transactions - Summary of Significant Transactions between the Company and Other Related Parties (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2019 USD ($)
Disclosure of transactions between related parties [line items]
Net revenue from sale of goods	$ 6,253.9	$ 8,980.4	$ 8,496.1
Receivables from related parties	862.1	584.4		$ 28.8
Payables to related parties	1,434.9	1,376.5
Other receivables from related parties	51.6	65.0		$ 1.7
Global Unichip Corporation [member]
Disclosure of transactions between related parties [line items]
Receivables from related parties	741.9	481.9
Xintec Inc. [member]
Disclosure of transactions between related parties [line items]
Receivables from related parties	120.2	102.5
Payables to related parties	736.9	649.8
Systems on Silicon Manufacturing Company Pte Ltd. [member]
Disclosure of transactions between related parties [line items]
Payables to related parties	487.9	362.6
Other receivables from related parties	46.5	53.8
Vanguard International Semiconductor Corporation [member]
Disclosure of transactions between related parties [line items]
Payables to related parties	154.0	357.1
Other receivables from related parties	3.9	10.4
Associates [member]
Disclosure of transactions between related parties [line items]
Net revenue from sale of goods	6,253.9	8,980.1	8,496.0
Net revenue from royalties	183.6	362.3	482.5
Related Party Categories	6,301.4	8,809.5	9,904.6
Manufacturing expenses	2,823.0	2,974.6	2,196.1
Research and development expenses	163.4	83.1	69.8
Other related parties [member]
Disclosure of transactions between related parties [line items]
Net revenue from sale of goods		0.3	0.1
General and administrative expenses	120.0	120.8	$ 101.5
Other associates [member]
Disclosure of transactions between related parties [line items]
Payables to related parties	56.1	7.0
Other receivables from related parties	$ 1.2	$ 0.8